Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure
Tonnage taxes for the period	$ 417	$ 339	$ 270
Potential income tax in absence of exemption	$ 123	$ 51	$ 42